Expense Example - Gabelli SRI Fund, Inc.	Apr. 30, 2026 USD ($)
Gabelli SRI Fund, Inc. Class AAA
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 92
Expense Example, with Redemption, 3 Years	571
Expense Example, with Redemption, 5 Years	1,078
Expense Example, with Redemption, 10 Years	2,471
Gabelli SRI Fund, Inc. Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	662
Expense Example, with Redemption, 3 Years	1,114
Expense Example, with Redemption, 5 Years	1,591
Expense Example, with Redemption, 10 Years	2,903
Gabelli SRI Fund, Inc. Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	192
Expense Example, with Redemption, 3 Years	727
Expense Example, with Redemption, 5 Years	1,388
Expense Example, with Redemption, 10 Years	3,159
Gabelli SRI Fund, Inc. Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	519
Expense Example, with Redemption, 5 Years	972
Expense Example, with Redemption, 10 Years	$ 2,230